Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	0	(12)
Net gains/(losses) of which related to credit risk - on assets	0	(13)
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	4	0
Net gains/(losses) of which related to credit risk - on assets	(2)	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	532	628
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	0	10
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(34)	26
Net gains/(losses) of which related to credit risk - on assets	0	10
Loans
Gains (losses) on financial instruments
Net gains/(losses)	224	1
Net gains/(losses) of which related to credit risk - on assets	(107)	259
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	1,128	1,223
Net gains/(losses) of which related to credit risk - on assets	300	268
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	13	4
Net gains/(losses) of which related to credit risk - on liabilities	(1)	16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	40	30
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	6	(131)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	783	(2,870)
Net gains/(losses) of which related to credit risk - on liabilities	21	(1,177)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	254	265
Net gains/(losses) of which related to credit risk - on liabilities	51	294